CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details Textual) ¥ in Thousands	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	¥ 0	$ 84,517	¥ 109,651